Trade Accounts and Notes Receivable, Other Accounts Receivable and Other Current Assets - Summary of Other Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Advanced payments	₩ 44,907	₩ 34,808
Prepaid expenses	67,540	63,972
Value added tax refundable	608,476	693,623
Right to recover returned goods	7,440	11,063
Total other current assets	₩ 728,363	₩ 803,466